DEFERRED GOVERNMENT GRANT (Tables)	12 Months Ended
Dec. 31, 2019
DEFERRED GOVERNMENT GRANT
Schedule of deferred government grant

	December 31,
	2018	2019
	RMB’000	RMB’000	US$’000

Beginning balance	19,580	16,046	2,304
Recognized as income during the year	(3,534)	(1,394)	(200)

Total balance of deferred government grant	16,046	14,652	2,104
Less: current portion	1,696	302	43

Balance of non-current deferred government grant	14,350	14,350	2,061